COMMITMENTS (Details)				12 Months Ended
	Feb. 10, 2021 USD ($) $ / shares shares	Jun. 19, 2020 USD ($) $ / shares shares	Jun. 04, 2020 USD ($) shares	Dec. 31, 2020
COMMITMENTS
Number of demands to company to register securities | $			2
Period for exercise of right for registration of securities			3 months
Underwriters option period			45 days
Period granted for right of first refusal				15 months
Minimum percentage of right of refusal to act as lead underwriters or co managers for all future public and private equity offerings				30
Percentage of right of refusal for a three handed deal				20.00%
Minimum percentage of right of refusal to act as lead underwriters or co managers for all future public and private equity and debt offerings				15
Maximum period for right of for				3 years
Playboy Enterprises, Inc.
COMMITMENTS
Aggregate consideration | $	$ 381,300,000
Shares issued	23,920,000
Issue price of a share | $ / shares	$ 10.00
Over allotment option
COMMITMENTS
Additional units offered			750,000
Number of units exercised		749,800
Price per unit | $ / shares		$ 10.00
Number of units forfeited		200
Deferred fee per unit | $ / shares		$ 0.35
Deferred fee | $		$ 2,012,430